Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 1,651,367	$ 381,566	$ 3,085,918	$ 5,037,429	$ 5,377,400	$ 6,914,756
General and administrative	1,126,530	817,898	3,244,856	4,608,755	5,487,111	5,035,729
Total operating expenses	2,777,897	1,199,464	6,330,774	9,646,184	10,864,511	11,950,485
Loss from operations	(2,777,897)	(1,199,464)	(6,330,774)	(9,646,184)	(10,864,511)	(11,950,485)
Other income (expense):
Change in fair value of warrant liability	92,561		8,260,735
Other income (expense)	56,960	28,728	152,688	24,221	34,962	(36,352)
Total other income (expense), net	149,521	28,728	8,413,423	24,221	34,962	(36,352)
Net (loss) income	$ (2,628,376)	$ (1,170,736)	$ 2,082,649	$ (9,621,963)	$ (10,829,549)	$ (11,986,837)
Net (loss) earnings per share, basic (in Dollars per share)	$ (0.42)	$ (1.91)	$ 0.43	$ (19.61)	$ (20.09)	$ (42.5)
Weighted-average shares used to compute net (loss) earnings per share, basic (in Shares)	6,297,303	611,998	4,857,628	490,562	539,037	282,035
Net (loss) earnings per share, diluted (in Dollars per share)	$ (0.42)	$ (1.91)	$ 0.41	$ (19.61)	$ (20.09)	$ (42.50)
Weighted-average shares used to compute net (loss) earnings per share, diluted (in Shares)	6,297,303	611,998	5,024,091	490,562	539,037	282,035